Fair Value Measurement - Schedule of Changes in Fair Value of Warrant Liabilities (Details) - Warrant Liabilities - Gores Metropoulos II, Inc.	8 Months Ended
Sep. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 26,245,000
Change in fair value	(1,595,000)
Ending balance	24,650,000
Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	9,955,000
Change in fair value	(605,000)
Ending balance	9,350,000
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	16,290,000
Change in fair value	(990,000)
Ending balance	$ 15,300,000